                                                    Registration Nos. 333-109499
                                                                       811-09007

     As filed with the Securities and Exchange Commission on August 12, 2005

                                   ----------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [ ]    [ ]

     Post-Effective Amendment No.   [3]    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [11]   [X]

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL VA-R
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                                830 Third Avenue
                            New York, New York 10022
         (Address of Depositor's Principal Executive Offices) (Zip Code)

       (Depositor's Telephone Number, including Area Code) (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on August 12, 2005 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in The United States Life Insurance Separate Account USL VA-R under variable annuity contracts

                                      NOTE

This Post-Effective Amendment No. 3 to the Form N-4 Registration Statement No. 333-109499 ("Registration Statement") of The United States Life Insurance Company in the City of New York ("Depositor") and its Separate Account USL VA-R ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding a guarantee as an exhibit.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109499).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109499). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements:

     Audited consolidated financial statements of The United States Life Insurance Company in the City of New York for the year ended December 31, 2004 are included in Part B of the Registration Statement.

(b)  Exhibits:

     (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VA-R. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between The United States Life Insurance Company in the City of New York and American General Equity Services Corporation, effective October 1, 2002. (3)

     (3)(b)        Form of Selling Group Agreement. (3)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a) Specimen Form of Single Premium Immediate Variable Annuity Contract, Form No. 03017N. (15)

     (5)(a) Form of Single Premium Immediate Annuity Application, Form No. USL0354-33 Rev0703. (10)

     (5)(b) Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-33 Rev0904. (15)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101316. (15)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101318. (15)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101320. (15)

     (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York. (11)

     (6)(b) Copy of the Amended and Restated Bylaws of The United States Life Insurance Company in the City of New York dated July 25, 2002. (2)

     (7)           N/A

     (8)(a) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and American General Life Companies, effective February 1, 2004. (12)

     (8)(b)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (8)(b)(ii) Form of Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (7)

     (8)(b)(iii) Form of Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (2)

     (8)(c) Form of Participation Agreement by and among The Alger American Fund, The United States Life Insurance Company in the City of New York and Fred Alger & Company, Incorporated.
                   (2)

     (8)(d)(i) Form of Shareholder Services Agreement by and between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

     (8)(d)(ii)    Form of Amendment No. 1 to Shareholder Services Agreement by
                   and
                   between The United States Life Insurance Company in the City of New York and American Century Investment Services, Inc.
                   (10)

     (8)(e)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

     (8)(e)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (10)

     (8)(f)(i) Form of Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (6)

     (8)(f)(ii) Form of Amendment No. 1 to Fund Participation Agreement Between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (10)

     (8)(g)(i) Form of Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (5)

     (8)(g)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(h)(i) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (5)

     (8)(h)(ii) Form of Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (2)

     (8)(i)(i) Form of Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York.
                   (2)

     (8)(i)(ii) Form of First Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and The

                   United States Life Insurance Company in the City of New York effective September 5, 2003. (13)

     (8)(j) Form of Amended and Restated Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of September 5, 2003. (12)

     (8)(k)(i) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (5)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York, Janus Aspen Series and Janus Distributors, Inc. Series. (2)

     (8)(l) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

     (8)(m)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (6)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

     (8)(m)(iii) Form of Amendment No. 2 to Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (2)

     (8)(n)(i) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(n)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(o) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc.
                   (2)

     (8)(p)(i) Form of Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.
                   (5)

     (8)(p)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (10)

     (8)(q)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York. (6)

     (8)(q)(ii) Form of Amendment No. 1 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and The United States Life Insurance Company in the City of New York.
                   (10)

     (8)(r) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. (2)

     (8)(s)(i) Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (9)

     (8)(s)(ii) Form of Amendment No. 1 to Participation Agreement by and Among The Universal Institution Funds, Inc., Van Kampen Funds Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (6)

     (8)(s)(iii) Form of Amendment No. 3 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (7)

     (8)(s)(iv) Form of Amendment No. 4 to Participation Agreement by and Among Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(t)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (6)

     (8)(t)(ii) Form of First Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (5)

     (8)(t)(iii) Form of Second Amendment to Participation Agreement Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (10)

     (8)(u)(i) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

     (8)(u)(ii) Form of Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (15)

     (8)(v)(i) Participation Agreement by and Among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds Inc.
                   (9)

     (8)(v)(ii) Form of Amendment No. 2 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc. (4)

     (8)(v)(iii) Form of Amendment No. 3 to Participation Agreement by and among The United States Life Insurance Company in the City of New York, American

                   General Securities, Inc., Van Kampen Life Investment Trust, Van Kampen Asset Management Inc., and Van Kampen Funds, Inc.
                   (2)

     (8)(w) Form of Amended and Restated Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc., dated as of April 1, 2004. (12)

     (8)(x)(i) Form of Agreement with Respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated, effective August 1, 2003. (2)

     (8)(x)(ii) Form of Amendment No. 1 to Agreement with Respect to Trademarks and Fund Names by and among A I M Distributors, Inc., AIM Variable Insurance Funds, Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (2)

     (8)(x)(iii) Form of Amendment No. 2 to Agreement with Respect to Trademarks and Fund Names by and among A I M Management Group Inc., A I M Distributors, Inc., AIM Variable Insurance Funds, The United States Life Insurance Company in the City of New York and American General Equity Services Corporation. (12)

     (8)(y) Form of Services Agreement Class O between Fred Alger Management, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(z) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

     (8)(aa) Form of Administrative Services Agreement between The Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (6)

     (8)(bb) Form of Service Contract by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (2)

     (8)(cc) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(dd)(i) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (8)

     (8)(dd)(ii) Form of Amendment to Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (2)

     (8)(ee) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(ff) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York. (5)

     (8)(gg) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York. (5)

     (8)(hh) Form of Administrative Services Agreement by and among The United States Life Insurance Company in the City of New York and OppenheimerFunds, Inc. (2)

     (8)(ii) Form of Services Agreement by and between Pacific Investment Management Company LLC and The United States Life Insurance Company in the City of New York. (5)

     (8)(jj) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust. (5)

     (8)(kk)(i) Form of Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (6)

     (8)(kk)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherrerd, LLP and The United States Life Insurance Company in the City of New York. (2)

     (8)(ll)(i) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1999.
                   (2)

     (8)(ll)(ii) Form of Amendment No. 1 to Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc. (2)

     (8)(mm) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and The United States Life Insurance Company in the City of New York. (12)

     (8)(nn) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and The United States Life Insurance Company in the City of New York. (14)

     (8)(oo) General Guarantee Agreement between The United States Life Insurance Company in the City of New York and American Home Assurance Company. (16)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (10)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

     (11)          N/A

     (12)          N/A

----------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on September 5, 2003.

(3) Incorporated by reference to Post-Effective Amendment No. 1 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on February 18, 2003.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 26, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 2 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 4 of Form N-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 29, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

(9) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on December 18, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 3, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105762) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 2, 2005.

(13) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 3, 2004.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-105762) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on June 16, 2004.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109499) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 2, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-105246) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on August 12, 2005.

Item 25. Directors and Officers of the Depositor

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff           Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen               Director
5608 N. Waterbury Road
Des Moines, IA 50312

Patrick J. Foley              Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell III          Director
419 West Beach Road
Charlestown, RI 02813

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Jack R. Harnes                Director
70 Pine Street
New York, NY 10270

David L. Herzog               Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell                Director
Indian Rock Corporation
263 Glenville Rd, 2nd Floor
Greenwich, CT 06831

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director, Executive Vice President and Chief
2929 Allen Parkway            Administrative Officer
Houston, TX 77019

Christopher J. Swift          Director, Executive Vice President and Chief
2929 Allen Parkway            Financial Officer
Houston, TX 77019

James W. Weakley              Director, President-Group Benefits & Financial
2929 Allen Parkway            Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019             Center and Chief Executive Officer-Group Benefits
                              & Financial Institutions, and AIG Workplace
                              Solutions Profit Center

Thomas L. Booker              President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard A. Hollar             President-Life Brokerage Profit Center and Chief
750 West Virginia Street      Executive Officer-Life Brokerage Profit Center
Milwaukee, WI 53204

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
David R. Armstrong            Executive Vice President
3600 Route 66
Neptune, NJ 07754

Chris T. Calos                Executive Vice President
3600 Route 66
Neptune, NJ 07754

Stephen A. Appleyard          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard              Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein           Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Jeffrey H. Carlson            Senior Vice President and Chief Information
2727-A Allen Parkway          Officer
Houston, TX 77019

James A. Galli                Senior Vice President and Chief Business
830 Third Avenue              Development Officer
New York, NY 10022

Robert M. Goldbloom           Senior Vice President
80 Pine Street
New York, NY 10005

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
William F. Guterding          Senior Vice President and Chief Underwriting
830 Third Avenue              Officer
New York, NY 10022

Robert F. Herbert, Jr.        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings              Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Laura W. Milazzo              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Packer             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri              Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi              Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Ronald J. Rovner              Senior Vice President
830 Third Avenue
New York, NY 10022

Dewitt M. Smith               Senior Vice President
3600 Route 66
Neptune, NJ 07754

James P. Steele               Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Frederic R. Yopps             Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Steven E. Zimmerman           Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon               Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski           Vice President, Treasurer and Controller
3600 Route 66
Neptune, NJ 07754

Paul Bell, III                Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen             Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Brady                Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman          Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Robert W. Busby               Vice President and Actuary
One Woodfield Lake
Schaumburg, IL 60173

David W. Butterfield          Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Shari Ciapka                  Vice President
3600 Route 66
Neptune, NJ 07754

James Cortiglia               Vice President
3600 Route 66
Neptune, NJ 07754

Joseph Diaz, Jr.              Vice President
830 Third Avenue
New York, NY 10022

Carolyn DiPalma               Vice President
3600 Route 66
Neptune, NJ 07754

Douglas M. Donnenfield        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey                Vice President
3600 Route 66
Neptune, NJ 07754

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Farideh N. Farrokhi           Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick          Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette           Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer          Vice President
6363 Forest Park Road
Dallas, TX 75235

Joel H. Hammer                Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Rona B. Hoffman               Vice President
3600 Route 66
Neptune, NJ 07754

Keith C. Honig                Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard             Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble               Vice President
2929 Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Karen M. Isaacs               Vice President
3600 Route 66
Neptune, NJ 07754

Sharla A. Jackson             Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Wesley Jarvis                 Vice President
3600 Route 66
Neptune, NJ 07754

Scott B. Klein                Vice President
3600 Route 66
Neptune, NJ 07754

Gary J. Kleinman              Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Linda K. Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

Randy J. Marash               Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin               Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                 Vice President, Real Estate Investment Officer and
2777 Allen Parkway            Assistant Secretary
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

Richard A. Mercante           Vice President
175 Water Street
New York, NY 10038

Beverly A. Meyer              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Alex N. Moral                 Vice President - Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia               Vice President
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson            Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.          Vice President, Real Estate Investment Officer and
2929 Allen Parkway            Assistant Secretary
Houston, TX 77019

Kirsten M. Pedersen           Vice President
2929 Allen Parkway
Houston, TX 77019

Walter J. Rudecki, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Imad A. Salman                Vice President
3600 Route 66
Neptune, NJ 07754

Kristen E. Sather             Vice President
1 Chase Manhattan Place
New York, NY 10005

Edward M. Schmauder           Vice President
3600 Route 66
Neptune, NJ 07754

Richard W. Scott              Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                  Vice President and General Auditor
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh               Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite              Vice President
One Woodfield Lake
Schaumburg, IL 60173

                              Positions and Offices with Depositor
Name and Principal            The United States Life Insurance Company in the
Business Address              City of New York
---------------------------   --------------------------------------------------
Ronald Williams               Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
American International Group, Inc./(1)/ .......................................................Delaware ............../(3)/
   AIG Aviation, Inc. ..........................................................................Georgia ...........100
   AIG Bulgaria Insurance and Reinsurance Company EAD .........................................Bulgaria ...........100
   AIG Capital Corporation ....................................................................Delaware ...........100
      AIG Consumer Finance Group, Inc. ........................................................Delaware ...........100
         AIG Bank Polska S.A. ...................................................................Poland .........97.23
         AIG Credit S.A. ........................................................................Poland ............80
         Compania Financiera Argentina S.A. ..................................................Argentina ..........92.7
      AIG Finance Holdings, Inc. ..............................................................New York ...........100
         AIG Finance (Hong Kong) Limited .....................................................Hong Kong ...........100
      AIG Global Asset Management Holdings Corp. ..............................................Delaware ...........100
         AIG Asset Management Services, Inc. ..................................................Delaware ...........100

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
            Brazos Capital Management, L.P. ...................................................Delaware ............92
         AIG Capital Partners, Inc. ...........................................................Delaware ...........100
         AIG Equity Sales Corp. ...............................................................New York ...........100
         AIG Global Investment Corp. ........................................................New Jersey ...........100
      International Lease Finance Corporation ...............................................California .........64.85/(4)/
      AIG Global Real Estate Investment Corp. .................................................Delaware ...........100
   AIG Credit Corp. ...........................................................................Delaware ...........100
      A.I. Credit Corp. ..................................................................New Hampshire ...........100
      Imperial Premium Finance, Inc. ........................................................California ...........100
      Imperial Premium Finance, Inc. ..........................................................Delaware ...........100
   AIG Egypt Insurance Company, S.A.E.. ..........................................................Egypt .........89.98
   AIG Federal Savings Bank ...................................................................Delaware ...........100
   AIG Financial Advisor Services, Inc. .......................................................Delaware ...........100
      AIG Financial Advisor Services (Europe), S.A. .........................................Luxembourg ...........100
   AIG Financial Products Corp. ...............................................................Delaware ...........100
      AIG Matched Funding Corp. ...............................................................Delaware ...........100
      Banque AIG ................................................................................France ............90/(5)/
   AIG Funding, Inc. ..........................................................................Delaware ...........100
   AIG Global Trade & Political Risk Insurance Company ......................................New Jersey ...........100
   A.I.G. Golden Insurance Ltd. .................................................................Israel .........50.01
   AIG Life Insurance Company .................................................................Delaware ............79/(6)/
   AIG Life Insurance Company of Canada .........................................................Canada ...........100
   AIG Life Insurance Company of Puerto Rico ...............................................Puerto Rico ...........100
   AIG Liquidity Corp. ........................................................................Delaware ...........100
   AIG Marketing, Inc .........................................................................Delaware ...........100
   AIG Memsa, Inc. ............................................................................Delaware ...........100/(7)/
      Tata AIG General Insurance Company Limited .................................................India ............26
   AIG Private Bank Ltd. ...................................................................Switzerland ...........100
   AIG Retirement Services, Inc. ..............................................................Delaware ...........100/(8)/
      SunAmerica Life Insurance Company ........................................................Arizona ...........100
         SunAmerica Investments, Inc. ..........................................................Georgia ............70/(9)/
            AIG Advisor Group, Inc. ...........................................................Maryland ...........100
               Advantage Capital Corporation ..................................................New York ...........100
               FSC Securities Corporation .....................................................Delaware ...........100
               Royal Alliance Associates, Inc. ................................................Delaware ...........100
               Sentra Securities Corporation ................................................California ...........100
               Spelman & Co., Inc. ..........................................................California ...........100
               SunAmerica Securities, Inc. ....................................................Delaware ...........100
            AIG SunAmerica Life Assurance Company ..............................................Arizona ...........100/(10)/
               AIG SunAmerica Asset Management Corp. ..........................................Delaware ...........100
                  AIG SunAmerica Capital Services. Inc. .......................................Delaware ...........100
            First SunAmerica Life Insurance Company ...........................................New York ...........100
   AIG Risk Management, Inc. ..................................................................New York ...........100
   AIG Technologies, Inc. ................................................................New Hampshire ...........100

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
   AIGTI, Inc. ................................................................................Delaware ...........100
   AIG Trading Group Inc. .....................................................................Delaware ...........100
      AIG International, Inc. .................................................................Delaware ...........100
   AIU Insurance Company ......................................................................New York ............52/(11)/
   AIU North America, Inc. ....................................................................New York ...........100
   American General Corporation ..................................................................Texas ...........100
      American General Bancassurance Services, Inc. ...........................................Illinois ...........100
      AGC Life Insurance Company ..............................................................Missouri ...........100
         AIG Assurance Canada ...................................................................Canada ...........100/(7)/
         AIG Life of Bermuda, Ltd. .............................................................Bermuda ...........100
         American General Life and Accident Insurance Company ................................Tennessee ...........100
         American General Life Insurance Company .................................................Texas ...........100
            American General Annuity Service Corporation .........................................Texas ...........100
            AIG Enterprise Services, LLC ......................................................Delaware ...........100
            American General Equity Services Corporation ......................................Delaware ...........100
            American General Life Companies, LLC ..............................................Delaware ...........100
            The Variable Annuity Life Insurance Company ..........................................Texas ...........100
               VALIC Retirement Services Company .................................................Texas ...........100
               VALIC Trust Company ...............................................................Texas ...........100
         American General Property Insurance Company .........................................Tennessee .........51.85/(12)/
            American General Property Insurance Company of Florida .............................Florida ...........100
         AIG Annuity Insurance Company ...........................................................Texas ...........100
         The United States Life Insurance Company in the City of New York .....................New York ...........100
      American General Finance, Inc. ...........................................................Indiana ...........100
         American General Auto Finance, Inc. ..................................................Delaware ...........100
         American General Finance Corporation ..................................................Indiana ...........100
            MorEquity, Inc. .....................................................................Nevada ...........100
               Wilmington Finance, Inc. .......................................................Delaware ...........100
            Merit Life Insurance Co. ...........................................................Indiana ...........100
            Yosemite Insurance Company .........................................................Indiana ...........100
               CommoLoCo, Inc. .............................................................Puerto Rico ...........100
         American General Financial Services of Alabama, Inc. ..................................Alabama ...........100
      American General Investment Management Corporation ......................................Delaware ...........100
      American General Realty Investment Corporation .............................................Texas ...........100
      American General Assurance Company ......................................................Illinois ...........100
         American General Indemnity Company ...................................................Illinois ...........100
         USLIFE Credit Life Insurance Company of Arizona .......................................Arizona ...........100
      Knickerbocker Corporation ..................................................................Texas ...........100
   American Home Assurance Company ............................................................New York ...........100
      AIG Domestic Claims, Inc. ...............................................................Delaware ............50/(13)/
      AIG Hawaii Insurance Company, Inc. ........................................................Hawaii ...........100
         American Pacific Insurance Company, Inc. ...............................................Hawaii ...........100
      American International Insurance Company ................................................New York ...........100
         American International Insurance Company of California, Inc. .......................California ...........100

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
         American International Insurance Company of New Jersey .............................New Jersey ...........100
         Minnesota Insurance Company .........................................................Minnesota ...........100
      American International Realty Corp. .....................................................Delaware ..........31.5/(14)/
      Pine Street Real Estate Holdings Corp. .............................................New Hampshire .........31.47/(14)/
      Transatlantic Holdings, Inc. ............................................................Delaware .........33.45/(15)/
         Transatlantic Reinsurance Company ....................................................New York ...........100
            Putnam Reinsurance Company ........................................................New York ...........100
            Trans Re Zurich ................................................................Switzerland ...........100
   American International Insurance Company of Delaware .......................................Delaware ...........100
   American International Life Assurance Company of New York ..................................New York .........77.52/(16)/
   American International Reinsurance Company, Ltd. ............................................Bermuda ...........100
      AIG Edison Life Insurance Company ..........................................................Japan ............90/(17)/
      American International Assurance Company, Limited ......................................Hong Kong ...........100
      American International Assurance Company (Australia) Limited ...........................Australia ...........100
      American International Assurance Company (Bermuda) Limited ...............................Bermuda ...........100
         American International Assurance Co. (Vietnam) Limited ................................Vietnam ...........100
         Tata AIG Life Insurance Company Limited .................................................India ............26
      Nan Shan Life Insurance Company, Ltd. .....................................................Taiwan ............95
   American International Underwriters Corporation ............................................New York ...........100
   American International Underwriters Overseas, Ltd. ..........................................Bermuda ...........100
      AIG Europe (Ireland) Limited .............................................................Ireland ...........100
      AIG Europe (U.K.) Limited ................................................................England ...........100
      AIG Brasil Companhia de Seguros ...........................................................Brazil ............50
      Universal Insurance Co., Ltd. ...........................................................Thailand ...........100
      La Seguridad de Centroamerica, Compania de Seguros S.A. ................................Guatemala ...........100
      La Meridional Compania Argentina de Seguros ............................................Argentina ...........100
      American International Insurance Company of Puerto Rico ..............................Puerto Rico ...........100
      A.I.G. Colombia Seguros Generales S.A. ..................................................Colombia ...........100
      American International Underwriters GmBH .................................................Germany ...........100
      Underwriters Adjustment Company, Inc. .....................................................Panama ...........100
   American Life Insurance Company ............................................................Delaware ...........100
      AIG Life (Bulgaria) Z.D. A.D ............................................................Bulgaria ...........100
      ALICO, S.A ................................................................................France ...........100
      First American Polish Life Insurance and Reinsurance Company, S.A. ........................Poland ...........100
      Inversiones Interamericana  S.A. (Chile) ...................................................Chile ...........100
      Pharaonic American Life Insurance Company ..................................................Egypt .........71.63
      Unibanco AIG Seguros S.A. .................................................................Brazil .........47.81/(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ...........................................Switzerland ...........100
   American Security Life Insurance Company, Ltd. .........................................Lichtenstein ...........100
   Birmingham Fire Insurance Company of Pennsylvania ......................................Pennsylvania ...........100
   China America Insurance Company, Ltd. ......................................................Delaware ............50
   Commerce and Industry Insurance Company ....................................................New York ...........100
   Commerce and Industry Insurance Company of Canada ...........................................Ontario ...........100
   Delaware American Life Insurance Company ...................................................Delaware ...........100

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
   Hawaii Insurance Consultants, Ltd. ...........................................................Hawaii ...........100
   HSB Group, Inc. ............................................................................Delaware ...........100
      The Hartford Steam Boiler Inspection and Insurance Company ...........................Connecticut ...........100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut .........Connecticut ...........100
         HSB Engineering Insurance Limited .....................................................England ...........100
            The Boiler Inspection and Insurance Company of Canada ...............................Canada ...........100
   The Insurance Company of the State of Pennsylvania .....................................Pennsylvania ...........100
   Landmark Insurance Company ...............................................................California ...........100
   Mt. Mansfield Company, Inc. .................................................................Vermont ...........100
   National Union Fire Insurance Company of Pittsburgh, Pa ................................Pennsylvania ...........100
      American International Specialty Lines Insurance Company ..................................Alaska ............70/(19)/
      Lexington Insurance Company .............................................................Delaware ............70/(19)/
         AIG Centennial Insurance Company .................................................Pennsylvania ...........100
            AIG Premier Insurance Company .................................................Pennsylvania ...........100
               AIG Indemnity Insurance Company ............................................Pennsylvania ...........100
            AIG Preferred Insurance Company ...............................................Pennsylvania ...........100
            AIG Auto Insurance Company of New Jersey ........................................New Jersey ...........100
         JI Accident & Fire Insurance Co. Ltd. ...................................................Japan ............50
      National Union Fire Insurance Company of Louisiana .....................................Louisiana ...........100
      National Union Fire Insurance Company of Vermont .........................................Vermont ...........100
      21st Century Insurance Group ..........................................................California .........33.03/(20)/
         21st Century Insurance Company .....................................................California ...........100
         21st Century Casualty Company ......................................................California ...........100
         21st Century Insurance Company of the Southwest .........................................Texas ...........100
      Starr Excess Liability Insurance Company, Ltd. ..........................................Delaware ...........100
         Starr Excess Liability Insurance International Ltd. ...................................Ireland ...........100
   NHIG Holding Corp. .........................................................................Delaware ...........100
      Audubon Insurance Company ..............................................................Louisiana ...........100
         Audubon Indemnity Company .........................................................Mississippi ...........100
         Agency Management Corporation .......................................................Louisiana ...........100
            The Gulf Agency, Inc. ..............................................................Alabama ...........100
      New Hampshire Insurance Company .....................................................Pennsylvania ...........100
         AIG Europe, S.A. .......................................................................France ............../(21)/
         AI Network Corporation ...............................................................Delaware ...........100
         American International Pacific Insurance Company .....................................Colorado ...........100
         American International South Insurance Company ...................................Pennsylvania ...........100
         Granite State Insurance Company ..................................................Pennsylvania ...........100
         New Hampshire Indemnity Company, Inc. ............................................Pennsylvania ...........100
            AIG National Insurance Company, Inc. ..............................................New York ...........100
         Illinois National Insurance Co. ......................................................Illinois ...........100
         New Hampshire Insurance Services, Inc. ..........................................New Hampshire ...........100
      AIG Star Life Insurance Co., Ltd ...........................................................Japan ...........100
   The Philippine American Life and General Insurance Company ..............................Philippines .........99.78
      Pacific Union Assurance Company .......................................................California ...........100

                               SUBSIDIARIES OF AIG

                                                                                                           Percentage
                                                                                                            of Voting
                                                                                                           Securities
                                                                                        Jurisdiction of   Owned by its
                                                                                         Incorporation      Immediate
                                                                                        or Organization    Parent/(2)/
                                                                                        ---------------   ------------
      Philam Equitable Life Assurance Company, Inc. ........................................Philippines .........95.31
      Philam Insurance Company, Inc. .......................................................Philippines ...........100
   Risk Specialist Companies, Inc. ............................................................Delaware ...........100
   United Guaranty Corporation ..........................................................North Carolina .........36.3l/(22)/
      United Guaranty Insurance Company .................................................North Carolina ...........100
      United Guaranty Mortgage Insurance Company ........................................North Carolina ...........100
      United Guaranty Mortgage Insurance Company of North Carolina ......................North Carolina ...........100
      United Guaranty Partners Insurance Company ...............................................Vermont ............80
      United Guaranty Residential Insurance Company of North Carolina ...................North Carolina ...........100
      United Guaranty Residential Insurance Company .....................................North Carolina .........75.03/(23)/
         United Guaranty Commercial Insurance Company of North Carolina .................North Carolina ...........100
         United Guaranty Mortgage Indemnity Company .....................................North Carolina ...........100
         United Guaranty Credit Insurance Company .......................................North Carolina ...........100
      United Guaranty Services, Inc. ....................................................North Carolina ...........100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/ Formerly known as AIG SunAmerica Inc.
/(9)/ Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.
/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.
/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.

/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The United States Life Insurance Company in the City of New York (Depositor).

Item 27. Number of Contract Owners

As of April 1, 2005, there were zero owners of Contracts of the class covered by this registration statement, zero qualified Contracts and zero non-qualified Contracts.

Item 28. Indemnification

The United States Life Insurance Company in the City of New York's Bylaws provide in Article X for indemnification of directors, officers and employees of the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for The United States Life Insurance Company in the City of New York Separate Account USL VL-R, which offers interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of The United States Life Insurance Company in the City of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-Money
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    Net Underwriting
Name of Principal     Discounts and     Compensation    Brokerage
   Underwriter         Commissions     on Redemption   Commissions   Compensation
-----------------   ----------------   -------------   -----------   ------------
American General            0                0              0              0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 830 Third Avenue, New York, New York 10022, The United States Life Insurance Company in the City of New York's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713 or the Houston office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VA-R, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 11th day of August, 2005.

                                        THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        SEPARATE ACCOUNT USL VA-R
                                        (Registrant)

                                    BY: THE UNITED STATES LIFE INSURANCE
                                        COMPANY IN THE CITY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


RODNEY O. MARTIN, JR.               Director and Chairman     August 11, 2005
---------------------------------
RODNEY O. MARTIN, JR.


DAVID J. DIETZ                      Director, President and   August 11, 2005
---------------------------------   Chief Executive Officer
DAVID J. DIETZ


CHRISTOPHER J. SWIFT                Director and Chief        August 11, 2005
---------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF                 Director                  August 11, 2005
---------------------------------
M. BERNARD AIDINOFF


MARION E. FAJEN                     Director                  August 11, 2005
---------------------------------
MARION E. FAJEN


PATRICK J. FOLEY                    Director                  August 11, 2005
---------------------------------
PATRICK J. FOLEY


CECIL C. GAMWELL III                Director                  August 11, 2005
---------------------------------
CECIL C. GAMWELL III


JACK R. HARNES                      Director                  August 11, 2005
---------------------------------
JACK R. HARNES

Signature                           Title                     Date
---------                           -----                     ----


DAVID L. HERZOG                     Director                  August 11, 2005
---------------------------------
DAVID L. HERZOG


JOHN I. HOWELL                      Director                  August 11, 2005
---------------------------------
JOHN I. HOWELL


ERNEST T. PATRIKIS                  Director                  August 11, 2005
---------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                     Director                  August 11, 2005
---------------------------------
GARY D. REDDICK


JAMES W. WEAKLEY                    Director                  August 11, 2005
---------------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1